Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2007	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Futura TPF Trust I [Member]	Dec. 31, 2012 Futura TPF Trust II [Member]	Dec. 31, 2012 Subordinated debentures [Member]	Dec. 31, 2012 6.05% fixed rate trust preferred securities [Member]	Dec. 31, 2012 2.56% debenture [Member]	Dec. 31, 2012 1.97% debenture [Member] Futura TPF Trust I [Member]	Dec. 31, 2011 1.97% debenture [Member] Futura TPF Trust II [Member]	Dec. 31, 2012 3.46% debenture [Member]	Dec. 31, 2012 1.91% debenture [Member]
Subordinated Borrowing [Line Items]
Floating rate trust preferred securities issued		$ 5,000
Proceeds from pooled offerings of securities		7,500
Redeem and refinance of floating rate subordinated debenture	5,000
Refinancing at face value, reduction rate		2.00%
Subordinated debenture, maturity period		30 years					5 years
Debt, face amount							12,500	12,500	2,500	1,927	7,500	5,000
Debt, interest rate							6.05%	2.56%			3.46%	1.91%
Acquired trust preferred securities				2,500	1,927
Subordinated debentures may redeem part of principal amount			$ 1,000
Subordinated debentures, principal amount percentage		100.00%
Subordinated debenture, maturity date						Jun. 15, 2035
Redemption of subordinated debentures description		The Corporation may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest.
Debt instrument, variable interest rate percentage									1.97%	1.97%